Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,328,882.64
Total Fee Amount	550.62
Total Offset Amount	0.00
Net Fee	$ 550.62
Offering Table N/A
Offset Table N/A	N/A